Income Taxes - Schedule of Net Change Valuation Allowance of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Change Valuation Allowance of Deferred Tax Assets [Abstract]
Balance	¥ 47,003	¥ 399,929
Additions-change to tax expense	1,536	79,368
NOL Reductions / expirations	(10,003)	(432,294)
Decrease-change to tax expense	(3,274)
Addition due to acquisition	1,501
Balance	¥ 36,763	¥ 47,003